COMMITMENTS	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 9. COMMITMENTS

The Company leases an automobile all on an operating lease basis. The aggregate minimum annual and total payments due under these operating leases are as follows:

As of September 30,	2016	2015	2014
Car Lease	$13,583	28,900	4,534
TOTAL	$13,583	28,900	4,534